Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue	1,181,850,488	1,104,155,407	1,086,698,914
Assumed conversion of convertible instruments	169,736,565	21,873,817
Assumed exercise of share options and vesting of PSUs	8,164,723
Weighted average number of ordinary share for diluted earnings per share	1,359,751,776	1,126,029,224	1,086,698,914
Earnings
Profit attributable to owners of the Company	¥ 16,804,380	¥ 12,354,114	¥ 13,332,431
Interest expense on convertible instruments, net of tax	1,388,080	147,293
Net profit used to determine diluted earnings per share	¥ 18,192,460	¥ 12,501,407	¥ 13,332,431
Ordinary shares [member]
Weighted average number of ordinary shares
Diluted earnings (in RMB)	¥ 13.38	¥ 11.10	¥ 12.27
American depositary shares [member]
Weighted average number of ordinary shares
Diluted earnings (in RMB)	¥ 6.69	¥ 5.55